Cover Page	Sep. 14, 2023
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2023
Entity File Number	001-33749
Entity Registrant Name	RETAIL OPPORTUNITY INVESTMENTS CORP.
Entity Central Index Key	0001407623
Entity Tax Identification Number	26-0500600
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11250 El Camino Real, Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	677-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ROIC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Retail Opportunity Investments Partnerships L.P. [Member]
Entity Information [Line Items]
Entity File Number	333-189057-01
Entity Registrant Name	RETAIL OPPORTUNITY INVESTMENTS PARTNERSHIP, LP
Entity Central Index Key	0001577230
Entity Tax Identification Number	94-2969738
Entity Incorporation, State or Country Code	DE